Goodwill and Intangible Assets, Net - Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-lived intangible assets:
Weight AverageRemaining Amortization Period	5 years
Gross Carrying Amount		$ 21,890	$ 21,890	$ 20,930
Accumulated amortization		(8,197)	(7,266)	2,478
Total		$ 13,693	$ 14,624	18,452
Developed technology
Finite-lived intangible assets:
Weight AverageRemaining Amortization Period		2 years 8 months 12 days	3 years
Gross Carrying Amount		$ 13,200	$ 13,200	13,200
Accumulated amortization		(5,946)	(5,250)	1,673
Total		$ 7,254	$ 7,950	11,527
Customer relationships
Finite-lived intangible assets:
Weight AverageRemaining Amortization Period		6 years 9 months 18 days	7 years
Gross Carrying Amount		$ 7,410	$ 7,410	7,410
Accumulated amortization		(1,931)	(1,696)	759
Total		$ 5,479	$ 5,714	6,651
Trade Names [Member]
Finite-lived intangible assets:
Weight AverageRemaining Amortization Period		0 years	0 years
Gross Carrying Amount		$ 320	$ 320	320
Accumulated amortization		(320)	(320)	46
Total		$ 0	$ 0	$ 274
Launched IPR&D assets
Finite-lived intangible assets:
Weight AverageRemaining Amortization Period		4 years 6 months	5 years
Gross Carrying Amount		$ 960	$ 960
Accumulated amortization		0	0
Total		$ 960	$ 960